Derivative Financial Instruments, Summary of derivative financial instruments outstanding measured at fair value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	$ 1,157	$ 88
Notional value, Liabilities	94	762
Fair value, asset derivatives	19	13
Fair value, liability derivatives	8	32
Commodities [Member] | Prepaid expenses and other current assets [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	134	88
Fair value, asset derivatives	6	13
Commodities [Member] | Accrued liabilities [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Liabilities	94	22
Fair value, liability derivatives	7	1
Warrants [Member] | Accrued liabilities [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Liabilities	0	14
Fair value, liability derivatives	1	19
Emedded derivatives [Member] | Prepaid expenses and other current assets [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	59	0
Fair value, asset derivatives	5	0
Foreign currency [Member] | Prepaid expenses and other current assets [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	964	0
Fair value, asset derivatives	8	0
Foreign currency [Member] | Accrued liabilities [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Liabilities	0	726
Fair value, liability derivatives	$ 0	$ 12